Financial Liabilities - Other Financial Liabilities (Details) € in Thousands, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Financial Liabilities
Amount of interest free loans extended by governmental institutions	€ 12,060		€ 14,787
Portion of interest-free loans extended by governmental institutions that is considered a grant	499		592
Repurchase option of Goetech, LLC included in other current financial liabilities | $		$ 20
Other financial liabilities	115,313		101,749
Less than 12 months
Financial Liabilities
Other financial liabilities	105,041		41,768
2022
Financial Liabilities
Other financial liabilities	3,945		50,585
2023
Financial Liabilities
Other financial liabilities	1,976		2,977
2024
Financial Liabilities
Other financial liabilities	1,580		1,870
2025
Financial Liabilities
Other financial liabilities	1,141		1,420
More than 5 years
Financial Liabilities
Other financial liabilities	€ 1,630		€ 3,129